BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Schedule of changes in Level 3 items in financial instruments (Details) $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Assets
Opening balance	$ 8,396.1
Closing balance	9,711.5
Liabilities
Opening balance	3,387.7
Closing balance	4,044.7
Level 3 | Contingent consideration related to acquisitions
Liabilities
Opening balance	0.0
Additions	20.0
Disposals	0.0
Exchange rate gains/(losses)	0.0
Closing balance	20.0
Level 3 | Unlisted equity securities
Assets
Opening balance	12.6
Additions	1.8
Disposals	0.0
Exchange rate gains/(losses)	0.1
Closing balance	14.5
Level 3 | Promissory notes
Assets
Opening balance	11.2
Additions	29.5
Disposals	(37.0)
Exchange rate gains/(losses)	0.6
Closing balance	4.3
Level 3 | Available-for-sale factoring receivables
Assets
Opening balance	36.2
Additions	14.2
Disposals	(14.2)
Exchange rate gains/(losses)	0.0
Closing balance	$ 36.2